Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

In connection with its entry into the collaboration agreement with Celgene, on April 2, 2012, the Company sold Celgene 9,803,922 shares of its Series C Preferred Stock. As a result of this transaction, Celgene owned 12.5% of the Company’s fully diluted equity as of December 31, 2012. Refer to Note 9, Collaborations, for additional information regarding this collaboration agreement. In the second quarter of 2013, in connection with the IPO, Celgene made an additional investment in the Company, acquiring an additional 66,666 shares of the Company’s common stock. Additionally, as a result of the IPO, Celgene’s shares of Series C Preferred Stock automatically converted to common stock of the Company at a one-for-three ratio, collectively resulting in Celgene owning 3,334,640 shares of the Company’s common stock as of September 30, 2013, representing 10.0% of the Company’s fully diluted equity and 11.7% of the voting interests of the Company as of September 30, 2013.

During the year ended December 31, 2012, the Company recognized $23.9 million in collaboration revenue under the Celgene collaboration arrangement and, as of December 31, 2012, had recorded $44.1 million of deferred revenue related to the Celgene collaboration arrangement. During the nine months ended September 30, 2012 and 2013, the Company recognized $20.3 million and $10.8 million in collaboration revenue, respectively, under the Celgene collaboration arrangement and, as of September 30, 2013, had recorded $33.3 million of deferred revenue related to the Celgene collaboration arrangement. Additionally, in the nine months ended September 30, 2013, the Company recorded $0.7 million in global development co-funding from Celgene as a reduction to research and development expense. Accordingly, as of September 30, 2013, the Company had accounts receivable of $0.7 million related to this collaboration arrangement.